Equipment	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Equipment [Text Block]
4.	Equipment

Property and equipment of the Company consisted of the following at April 30, 2014 and January 31, 2014:

	April 30,	January 31,
January 31,	2014	2014

Furniture & equipment	$11,630	$6,630
Computer equipment	4,534	4,534

	16,164	11,164
Less: Accumulated depreciation	(5,597)	(4,864

	$10,567	$6,300

Depreciation expense for the three months ended April 30, 2014 and 2013 was $733 and $147, respectively.

7.        Equipment

Property and equipment of the Company consisted of the following at January 31, 2014 and 2013:

January 31,	2014	2013

Furniture & equipment	$6,630	$1,380
Computer equipment	4,534	3,554

Less: Accumulated depreciation	(4,864)	(3,092)

	$6,300	$1,842

Depreciation expense for the years ended January 31, 2014 and 2013 was $1,694 and $1,962, respectively.